Investment Securities (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available for sale, Amortized cost	$ 33,690,742	$ 34,848,831	$ 23,777,291
Available for sale, Unrealized gains	75,473	82,651	133,331
Available for sale, Unrealized losses	531,922	545,543	266,038
Available for sale, Fair value	33,234,293	34,385,939	23,644,584
Held to maturity, Amortized cost	18,105,982	17,987,628	16,604,067
Held to maturity, Unrealized gains			346,879
Held to maturity, Unrealized losses			64,049
Held to maturity, Fair value	18,027,936	17,833,799	16,886,897
U. S. government agency [Member]
Held to maturity, Amortized cost			2,960,758
Held to maturity, Unrealized gains			1,373
Held to maturity, Unrealized losses			33,231
Held to maturity, Fair value			2,928,900
Mortgage-backed securities [Member]
Available for sale, Amortized cost	28,846,954	30,544,941	22,524,260
Available for sale, Unrealized gains	16,339	20,139	37,120
Available for sale, Unrealized losses	485,401	501,545	266,038
Available for sale, Fair value	28,377,892	30,063,535	22,295,342
SBA pools [Member]
Available for sale, Amortized cost	2,819,077	2,280,415
Available for sale, Unrealized gains	0	0
Available for sale, Unrealized losses	20,592	16,581
Available for sale, Fair value	2,798,485	2,263,834
Mutual fund [Member]
Available for sale, Amortized cost	510,118	507,612
Available for sale, Unrealized gains	0	0
Available for sale, Unrealized losses	14,902	15,369
Available for sale, Fair value	495,216	492,243
State and municipal [Member]
Available for sale, Amortized cost	1,514,593	1,515,863	1,253,031
Available for sale, Unrealized gains	59,134	62,512	96,211
Available for sale, Unrealized losses	11,027	12,048	0
Available for sale, Fair value	1,562,700	1,566,327	1,349,242
Held to maturity, Amortized cost	18,105,982	17,987,628	13,643,309
Held to maturity, Unrealized gains	185,740	163,239	345,506
Held to maturity, Unrealized losses	263,786	317,068	30,818
Held to maturity, Fair value	$ 18,027,936	$ 17,833,799	$ 13,957,997